Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	$ (103,212)	$ (180,811)
Forward contracts-asset position	0	165
Total	(103,212)	(180,646)
Quoted Prices Active Markets for Identical Assets (Level 1) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Forward contracts-asset position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	(103,212)	(180,811)
Forward contracts-asset position	0	165
Total	(103,212)	(180,646)
Unobservable Inputs (Level 3) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Forward contracts-asset position	0	0
Total	$ 0	$ 0